Net Loss Per Share Attributable to Common Stockholders - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss per share attributable to common stockholders			$ (47,877)
Adjust: change in fair value of convertible preferred stock warrant liability	$ 1,048	$ (126)	$ 201
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	18,701,108	10,763,234	11,565,443	10,265,004	10,027,177
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	18,701,108	10,763,234	11,565,443	10,265,004	10,027,177
Adjust: conversion of convertible preferred stock (in shares)			65,944,657
Pro forma net loss per share, diluted (in dollars per share)	$ (0.86)	$ (1.23)	$ (4.14)	$ (3.72)	$ (3.41)
Pro forma net loss per share, basic (in dollars per share)	$ (0.86)	$ (1.23)	$ (4.14)	$ (3.72)	$ (3.41)
Pro Forma
Numerator:
Net loss per share attributable to common stockholders			$ (47,676)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)			77,510,100
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)			77,510,100
Pro forma net loss per share, diluted (in dollars per share)			$ (0.62)
Pro forma net loss per share, basic (in dollars per share)			$ (0.62)